Schedule of Anti-dilutive Excluded from Calculation of Diluted Net Loss Per Share (Details) (Parenthetical) - $ / shares		1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 28, 2023
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Successor	Predecessor	Predecessor	Successor	Predecessor
Fair value of common stock				$ 1.94		$ 1.94			$ 3.25
Series A Convertible Preferred Stock [Member]
Shares available for conversion		3,454,000
Series B Convertible Preferred Stock [Member]
Shares available for conversion		216,970
Series A Warrant Exercise [Member]
Shares available for conversion		3,454,000
Common Stock [Member]
Warrants to purchase common shares										11,015,500
Inflamacore, LlC License Agreement [Member] | Common Stock [Member]
Warrants to purchase common shares	119,125	119,125	119,125	600,000	119,125	600,000	600,000	119,125